DEBT (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT OBLIGATIONS

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	December 31, 2022	December 31, 2021

Secured Term Loan	$430,000	$430,000
Secured Revolving Credit Facility	10,000	80,000
CIB Long-Term Debt		-
Borrowings from Long-Term 24 Month Working Capital Facilities	11,942	17,502
Less: unamortized debt issuance costs	(6,727)	(9,983)
Total loans and borrowings	445,215	517,519
Less: current installments	(53,352)	(8,755)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$391,863	$508,764

SCHEDULE OF SHORT TERM DEBT OBLIGATIONS

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	December 31,	December 31,
	2022	2021

Other short-term borrowings from working capital facilities	$91,747	$78,807
Less: unamortized debt issuance costs	(1,862)	(488)
Short-term debt, excluding current installments of long-term debt	$89,885	$78,319

SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT

Scheduled principal payments of long-term debt for periods subsequent to December 31, 2022 are as follows (in US$ thousands):

2023	$53,345
2024	66,097
2025	74,500
2026	64,500
2027	193,500
Thereafter	-
Total	$451,942